AXONIC STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS

January 31, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.85%)
Financials (0.85%)
Chimera Investment Corp. REIT	223,642	$2,258,784
Ladder Capital Corp. REIT	261,590	2,571,429
Nexpoint Real Estate Finance, Inc. REIT	21,337	346,940
PennyMac Mortgage Investment Trust REIT	131,767	2,272,981
		7,450,134
TOTAL COMMON STOCKS
(Cost $7,189,991)		7,450,134

PREFERRED STOCKS (0.00%)(a)
Financials (0.00%)(a)
New Residential Investment Corp., Series C, 3M US L + 4.97%(b)(c)	2,000	$42,280

TOTAL PREFERRED STOCKS
(Cost $49,880)		42,280

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (16.76%)
American Credit Acceptance Receivables Trust, Series 2021-1, Class F(d)	4.01%	05/13/24	$900,000	$902,160
Carvana Auto Receivables Trust, Series 2019-3A, Class E(d)	4.60%	07/15/24	4,236,000	4,512,611
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A(d)	4.13%	06/15/25	1,780,595	1,807,304
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(d)	5.30%	06/15/25	1,661,355	1,631,118
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(d)	5.10%	04/15/26	2,603,879	2,529,148
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(d)	6.66%	07/15/27	2,541,000	2,610,878
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(d)	3.97%	04/15/26	6,245,964	6,239,719
Clarus 2020-2	17.00%	12/10/27	30,000,000	30,000,000
Falcon Aerospace, Ltd., Series 2019-1, Class A(d)	3.60%	09/15/26	913,348	915,905
First Investors Auto Owner Trust, Series 2021-1A, Class F(d)	5.37%	02/15/25	1,270,000	1,318,006
Flagship Credit Auto Trust, Series 2020-3, Class E(d)	4.98%	03/15/25	250,000	276,300
GAIA Aviation, Ltd., Series 2019-1, Class B(d)(e)	5.19%	12/15/26	16,162,930	15,459,844
Hertz Vehicle Financing II LP, Series 2016-2A, Class C(d)	4.99%	03/25/21	1,750,000	1,755,250
Hertz Vehicle Financing II LP, Series 2019-3A, Class D(d)	5.00%	12/26/24	5,000,000	5,010,000
Hertz Vehicle Financing II LP, Series 2016-4A, Class C(d)	5.06%	07/25/21	2,100,000	2,106,300
Hertz Vehicle Financing II LP, Series 2018-1A, Class D(d)	5.86%	02/25/23	5,000,000	5,019,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(d)	4.46%	12/15/25	467,222	475,539
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(d)	3.43%	11/15/26	4,822,886	4,846,518
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B(d)	4.46%	11/15/26	1,256,357	1,181,101
JPMorgan Chase Bank NA, Series 2020-1, Class E(d)	3.72%	11/25/23	906,884	919,762
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class A(d)	3.38%	02/15/27	1,238,325	1,239,191
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class B(d)	4.34%	02/15/27	2,998,593	2,947,017
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(d)	3.97%	06/15/26	3,091,644	3,082,987
Project Silver, Series 2019-1, Class A(d)	3.97%	07/15/26	8,509,354	8,456,596
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(d)	5.79%	07/15/25	1,370,000	1,418,909
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E(d)	4.13%	10/15/24	1,344,000	1,431,763

	Rate	Maturity Date	Principal Amount	Value
START Ireland, Series 2019-1, Class A(d)	4.09%	03/15/26	$13,974,947	$13,995,910
START Ireland, Series 2019-1, Class B(d)	5.10%	03/15/26	3,069,482	2,886,541
Tesla Auto Lease Trust, Series 2020-A, Class E(d)	4.64%	04/20/23	2,500,000	2,601,500
Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class A(d)(e)	4.15%	09/15/38	7,086,399	7,087,108
Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class B(d)(e)	5.07%	09/15/38	3,491,964	3,285,589
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class A(d)	3.67%	11/15/26	678,766	670,417
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(d)	4.75%	11/15/26	1,551,899	1,459,716
Upstart Securitization Trust, Series 2021-1, Class C(d)	4.06%	03/20/31	2,602,000	2,601,740
WAVE LLC, Series 2019-1, Class B(d)	4.58%	09/15/27	4,141,773	3,893,680

TOTAL ASSET-BACKED SECURITIES
(Cost $138,745,436)				146,575,127

BANK LOAN (2.73%)
Fly Willow Funding, Ltd.(b)	7.00%	10/15/25	11,850,000	11,805,563
KREF Holdings X LLC(b)	5.75%	08/05/27	12,000,000	12,090,000

TOTAL BANK LOAN
(Cost $23,054,868)				23,895,563

COMMERCIAL MORTGAGE-BACKED SECURITIES (33.97%)
Ashford Hospitality Trust, Series 2018-ASHF, Class A(b)(d)	1M US L + 0.90%	04/15/35	5,995,652	5,987,857
Ashford Hospitality Trust, Series 2018-KEYS, Class A(b)(d)	1M US L + 1.00%	06/15/35	10,000,000	9,876,000
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E(b)(d)	1M US L + 3.05%	12/15/36	1,534,710	1,169,296
Banc of America Commercial Mortgage Trust, Series 2007-4, Class H(b)(d)	5.87%	02/10/51	5,635,602	5,636,166
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(d)	1M US L + 2.44%	03/15/21	12,161,000	11,680,641
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 7A1(d)	2.87%	05/25/52	3,172,056	3,092,238
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 7A(b)(d)	3.91%	05/25/52	8,505,848	8,182,578
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWC(d)	3.84%	09/15/29	5,890,000	5,173,776
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(d)	4.52%	09/15/29	4,988,052	4,380,008
CFK Trust, Series 2020-MF2, Class E(b)(d)	3.46%	03/15/27	8,825,352	8,732,686
CSMC, Series 2020-FACT, Class F(b)(d)	1M US L + 6.16%	10/15/25	11,500,000	11,564,400
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1(b)(d)	30D US SOFR + 2.00%	01/25/51	3,200,000	3,240,960
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2(b)(d)	30D US SOFR + 3.75%	01/25/51	8,000,000	8,485,600
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2019-K101, Class X3(b)	1.89%	01/25/30	66,000,000	9,431,400
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021-K123, Class X3(b)	2.63%	01/25/31	15,000,000	3,258,000
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020-K122, Class X3(b)	2.63%	12/25/30	17,050,000	3,660,635
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020-K120, Class X3(b)	2.74%	10/25/30	11,742,046	2,610,257
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020-K121, Class X3(b)	2.77%	03/25/31	11,481,000	2,624,557
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021-K1519, Class X3(b)	2.80%	12/25/38	13,500,000	4,104,000
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020-K115, Class X3(b)	2.96%	07/25/30	21,702,896	5,089,329

	Rate	Maturity Date	Principal Amount	Value
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020-K111, Class X3(b)	3.18%	07/25/30	$16,048,603	$4,029,804
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2018-K157, Class X3(b)	3.23%	09/25/33	9,502,000	3,023,536
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020-K110, Class X3(b)	3.40%	05/25/30	15,923,654	4,213,399
FREMF Mortgage Trust, Series 2016-KF24, Class B(b)(d)	1M US L + 5.00%	10/25/26	4,053,515	4,222,952
FREMF Mortgage Trust, Series 2020-KI05, Class B(b)(d)	1M US L + 2.30%	07/25/22	863,399	846,735
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)	0.94%	07/25/29	48,200,687	3,810,867
FRESB Mortgage Trust, Series 2020-SB76, Class X1(b)	1.32%	05/25/30	14,403,840	1,080,288
FRESB Mortgage Trust, Series 2020-SB77, Class X1(b)	1.09%	06/25/27	20,746,258	1,394,149
FRESB Mortgage Trust, Series 2020-SB78, Class X1(b)	1.18%	06/25/30	36,263,777	3,303,630
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)	1.24%	07/25/40	17,551,822	1,446,270
FRESB Mortgage Trust, Series 2020-SB81, Class X1(b)	1.08%	10/25/30	24,498,104	2,190,131
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)	1.14%	10/25/40	45,711,383	3,583,772
FRESB Multifamily Structured Pass Through Certificates, Series 2020-SB80, Class X1(b)	1.15%	09/25/30	67,786,441	5,883,863
Government National Mortgage Association, Series 2018-16, Class IO(b)	0.63%	03/16/59	105,304,701	5,960,246
Government National Mortgage Association, Series 2017-50, Class IO(b)	0.72%	01/16/57	39,087,661	2,016,923
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL(b)(d)	1M US L + 1.83%	08/05/34	26,521,000	25,194,950
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class D(b)(d)	1M US L + 2.11%	05/15/21	12,200,000	11,868,160
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class F(d)	2.72%	12/15/24	4,373,000	4,321,399
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(d)	2.72%	12/15/24	8,311,000	8,023,439
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10(b)(d)	1M US L + 3.25%	10/15/49	16,676,759	16,731,792
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10(b)(d)	1M US L + 3.75%	03/25/50	15,448,822	16,117,756
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(d)	5.60%	05/27/26	37,889,375	36,370,011
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M4(d)	5.01%	11/25/29	1,216,293	1,222,131
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M5(b)(d)	4.73%	08/25/28	477,184	418,204
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK20(d)(f)	0.00%	06/27/22	1,662,589	1,579,127
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK26(d)(f)	0.00%	12/27/22	10,867,466	10,117,611

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $281,910,931)				296,951,529

CORPORATE BONDS (4.81%)
Ambac Assurance Corp.(c)(d)	5.10%	12/31/49	4,834,576	6,665,671
Ambac LSNI LLC(b)(d)	3M US L + 5.00%	02/12/23	20,828,419	20,972,121
Granite Point Mortgage Trust, Inc.(d)	5.63%	12/01/22	7,430,000	7,151,375
Granite Point Mortgage Trust, Inc.	6.38%	10/01/23	3,100,000	2,921,750
Hawaiian Airlines Class A Pass Through Certificates, Series 2020-1, Class A(d)	7.38%	09/15/27	2,976,000	3,288,770
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(d)	5.75%	01/20/26	1,000,000	1,041,250

TOTAL CORPORATE BONDS
(Cost $41,026,703)				42,040,937

	Rate	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (28.48%)
ABFC, Series 2004-OPT5, Class M1(b)	1M US L + 1.13%	03/25/34	$498,636	$464,856
Accredited Mortgage Loan Trust, Series 2006-2, Class M2(b)	1M US L + 0.29%	09/25/36	8,818,000	7,252,161
Ace Securities Corp., Series 2005-HE7, Class M2(b)	1M US L + 0.69%	11/25/35	3,859,485	3,677,095
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(d)	5.61%	01/25/26	1,000,000	1,000,581
Alternative Loan Trust, Series 2005-11CB, Class 3A2(b)	1M US L + 0.50%	06/25/35	1,192,388	947,612
Alternative Loan Trust, Series 2006-41CB, Class 2A7(b)	1M US L + 0.60%	01/25/37	3,949,306	2,003,982
Alternative Loan Trust, Series 2006-41CB, Class 2A8(b)	1M US L + 0.65%	01/25/37	4,140,628	2,108,594
Alternative Loan Trust, Series 2006-6CB, Class 2A10	6.00%	05/25/36	8,317,311	5,324,446
Alternative Loan Trust, Series 2007-2CB, Class 1A12(b)	1M US L + 0.50%	03/25/37	2,139,661	999,932
Angel Oak Mortgage Trust, Series 2020-3, Class M1(b)(d)	3.81%	06/25/24	5,000,000	5,151,000
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1(b)(d)	5.02%	04/25/23	600,132	619,216
Arroyo Mortgage Trust, Series 2020-1, Class M1(d)	4.28%	02/25/26	2,850,000	2,978,250
BCAP LLC, Series 2014-RR2, Class 6A9(b)(d)	1M US L + 0.24%	11/26/23	2,399,584	1,437,975
Bear Stearns ALT-A Trust, Series 2005-7, Class 1M1(b)	1M US L + 0.72%	08/25/35	9,044,839	8,352,160
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A3(b)	1M US L + 0.25%	04/25/37	1,414,624	1,581,182
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4(b)	1M US L + 0.35%	04/25/37	511,622	504,918
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class M1(b)	1M US L + 0.40%	10/25/37	3,986,727	3,243,834
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(b)	1M US L + 0.24%	10/25/36	443,438	445,488
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(b)	1M US L + 0.24%	10/25/36	3,544,412	3,560,703
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M US L + 0.20%	03/25/37	9,672,346	10,324,688
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M US L + 0.24%	04/25/37	9,051,904	9,575,318
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M US L + 0.23%	06/25/37	3,224,004	3,183,660
Bellemeade Re, Ltd., Series 2020-2A, Class M2(b)(d)	1M US L + 6.00%	08/26/30	2,406,753	2,537,533
Bellemeade Re, Ltd., Series 2020-3A, Class M1C(b)(d)	1M US L + 3.70%	10/25/30	4,500,000	4,594,568
Bellemeade Re, Ltd., Series 2020-3A, Class B1(b)(d)	1M US L + 6.35%	10/25/30	2,000,000	2,046,228
CHL Mortgage Pass-Through Trust, Series 2006-21, Class A10	5.75%	02/25/37	1,640,026	1,269,640
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(b)	1M US L + 0.60%	05/25/37	2,771,820	1,252,919
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M US L + 0.60%	02/25/37	2,084,569	1,680,338
COLT Mortgage Loan Trust, Series 2020-1R, Class M1(b)(d)	2.80%	09/25/65	3,000,000	3,034,200
COLT Mortgage Loan Trust, Series 2020-1R, Class B1(b)(d)	4.31%	09/25/65	2,000,000	2,030,200
Connecticut Avenue Securities Trust, Series 2019-R01, Class 2B1(b)(d)	1M US L + 4.35%	07/25/31	7,184,943	7,418,003
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1(b)(d)	1M US L + 4.15%	08/25/31	4,737,995	4,855,716
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1(b)(d)	1M US L + 4.10%	09/25/31	5,943,608	6,080,318
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1(b)(d)	1M US L + 4.10%	07/25/39	1,831,157	1,846,991
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2(b)(d)	1M US L + 2.05%	01/25/40	4,250,000	4,249,997
Countrywide Asset-Backed Certificates, Series 2006-25, Class M1(b)	1M US L + 0.25%	02/25/36	3,319,212	2,836,622
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A4(b)	1M US L + 0.31%	09/25/37	3,407,869	2,808,253

	Rate	Maturity Date	Principal Amount	Value
Deephaven Residential Mortgage Trust, Series 2018-1A, Class B1(b)(d)	4.34%	02/25/22	$2,900,000	$2,933,350
Deephaven Residential Mortgage Trust, Series 2018-2A, Class B2(b)(d)	6.04%	06/25/22	1,900,000	1,904,370
Deephaven Residential Mortgage Trust, Series 2020-2, Class B3(b)(d)	5.88%	05/25/65	3,030,707	3,060,711
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1B1(b)	1M US L + 3.55%	07/25/30	768,852	785,066
Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1B1(b)	1M US L + 4.25%	01/25/31	2,216,000	2,292,404
Freddie Mac Stacr Remic Trust, Series 2020-DNA1, Class M2(b)(d)	1M US L + 1.70%	01/25/50	1,700,000	1,695,891
Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2(b)(d)	1M US L + 3.75%	08/25/50	923,988	939,376
Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1(b)(d)	1M US L + 6.00%	08/25/50	2,427,528	2,602,336
Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1(b)(d)	4.88%	10/25/50	2,796,965	2,916,224
Freddie Mac Stacr REMIC Trust, Series 2020-DNA6, Class B2(b)(d)	30D US SOFR + 5.65%	12/25/50	1,150,000	1,183,663
Freddie Mac Stacr Trust, Series 2018-DNA2, Class M2(b)(d)	1M US L + 2.15%	12/25/30	2,080,000	2,086,711
Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1(b)(d)	1M US L + 4.25%	10/25/48	2,000,000	2,056,754
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class M1(b)(d)	3.29%	09/25/25	2,100,000	2,162,370
GSAMP Trust, Series 2006-HE7, Class M2(b)	1M US L + 0.29%	10/25/36	611,674	584,132
Home Equity Asset Trust, Series 2005-6, Class M5(b)	1M US L + 0.63%	12/25/35	4,673,931	4,279,379
HSI Asset Securitization Corp. Trust, Series 2005-NC1, Class M4(b)	1M US L + 0.99%	07/25/35	1,306,713	1,182,412
JP Morgan Alternative Loan Trust, Series 2006-A3, Class 1A1(b)	1M US L + 0.32%	07/25/36	2,408,490	2,191,169
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M6(b)	1M US L + 1.07%	06/25/35	1,513,980	1,232,362
L1C LLC, Series 2020-1(d)	5.29%	07/25/21	8,000,000	8,004,990
Lehman Mortgage Trust, Series 2005-2, Class 2A1(b)	1M US L + 0.68%	12/25/35	7,152,598	4,662,138
Lehman Mortgage Trust, Series 2005-2, Class 3A1(b)	1M US L + 0.75%	12/25/35	1,762,605	1,023,325
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M US L + 0.60%	01/25/37	2,262,303	1,343,604
Lehman XS Trust, Series 2006-GP1, Class A3A(b)	1M US L + 0.46%	05/25/46	4,047,815	4,351,468
LHOME Mortgage Trust, Series 2019-RTL1, Class A2(d)(e)	4.95%	10/25/21	4,426,000	4,425,977
LHOME Mortgage Trust, Series 2019-RTL2, Class A2(d)(e)	4.34%	03/25/22	1,091,000	1,078,898
LHOME Mortgage Trust, Series 2019-RTL3, Class A2(d)(e)	4.34%	07/25/22	2,182,000	2,153,773
LHOME Mortgage Trust, Series 2020-RTL2, Class M(d)	7.87%	04/25/23	6,250,000	6,249,828
Long Beach Mortgage Loan Trust, Series 2005-1, Class M6(b)	1M US L + 1.58%	02/25/35	2,251,050	2,088,642
MASTR Alternative Loan Trust, Series 2007-1, Class 2A15(b)	1M US L + 0.37%	10/25/36	1,131,240	280,002
MFA, Series 2020-NQM3, Class B1(b)(d)	3.66%	01/26/65	1,250,000	1,247,875
Nationstar Home Equity Loan Trust, Series 2006-B, Class M4(b)	1M US L + 0.44%	09/25/36	1,247,304	1,207,367
New Century Home Equity Loan Trust, Series 2005-3, Class M7(b)	1M US L + 1.95%	07/25/35	820,135	827,932
Newcastle Mortgage Securities Trust, Series 2007-1, Class M1(b)	1M US L + 0.50%	04/25/37	601,382	498,792
RAAC, Series 2007-SP1, Class M3(b)	1M US L + 1.53%	03/25/37	2,706,838	2,504,782
RALI, Series 2005-QS12, Class A8(b)	1M US L + 0.35%	08/25/35	460,319	373,439
RALI, Series 2006-QS2, Class 1A10(b)	1M US L + 0.50%	02/25/36	1,460,490	1,089,729
RALI, Series 2006-QS8, Class A4(b)	1M US L + 0.45%	08/25/36	1,677,009	1,250,059
RALI, Series 2007-QO5, Class A(b)	2.17%	08/25/47	10,547,523	3,222,904
RAMP, Series 2004-RS12, Class MII5(b)	1M US L + 2.63%	12/25/34	2,217,052	1,796,367
RAMP, Series 2006-NC1, Class M2(b)	1M US L + 0.60%	01/25/36	4,870,861	4,250,540
RAMP, Series 2006-RZ5, Class M1(b)	1M US L + 0.36%	08/25/46	4,581,789	4,130,348
RASC, Series 2005-KS4, Class M5(b)	1M US L + 1.80%	05/25/35	1,063,734	1,015,223
Saxon Asset Securities Trust, Series 2005-1, Class M4(b)	1M US L + 1.13%	03/25/35	730,404	599,938
Saxon Asset Securities Trust, Series 2005-4, Class M4(b)	1M US L + 0.93%	11/25/37	1,447,009	1,140,947
Soundview Home Equity Loan Trust, Series 2007-NS1, Class M1(b)	1M US L + 0.35%	01/25/37	3,065,756	2,909,409

	Rate	Maturity Date	Principal Amount	Value
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(b)	1M US L + 1.80%	12/25/35	$1,901,700	$1,850,049
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-7XS, Class M1(b)	1M US L + 0.68%	04/25/35	2,267,000	2,078,837
Structured Asset Securities Corporation, Series 2006-EQ1A, Class M1(b)(d)	1M US L + 0.29%	07/25/36	6,472,750	6,348,169
Structured Asset Securities Corporation, Series 2005-AR1, Class M3(b)	1M US L + 0.75%	09/25/35	928,243	817,949
Toorak Mortgage Corp., Ltd., Series 2019-1, Class A2(d)(e)	4.95%	11/25/21	10,000,000	9,999,977
Traingle Re, Ltd., Series 2020-1, Class M1B(b)(d)	1M US L + 3.90%	10/25/30	1,015,594	1,034,657
Vista Point Securitization Trust, Series 2020-1, Class M1(b)(d)	4.15%	03/25/65	2,100,000	2,227,470
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-3, Class 1CB3(b)	1M US L + 0.45%	05/25/35	1,818,756	1,517,908

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $235,051,851)				248,971,169

		7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (14.17%)
First American Government Obligations Fund		0.04%	123,881,397	$123,881,397

TOTAL SHORT TERM INVESTMENTS
(Cost $123,881,397)				123,881,397

TOTAL INVESTMENTS (101.77%)
(Cost $850,911,057)				$889,808,136

Liabilities in Excess of Other Assets (-1.77%)				(15,443,364)
NET ASSETS (100.00%)				$874,364,772

(a)	Less than 0.005% of net assets
(b)	Floating or variable rate security. The Reference Rate is described below. The Interest Rate in effect as of January 31, 2021 is based on the Reference Rate plus the displayed spread as of the security's last reset date.
(c)	Perpetual maturity.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $496,124,933, which represents 56.74% of net assets as of January 31, 2021.
(e)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2021.
(f)	Zero coupon.

Investment Abbreviations:

REIT - Real Estate Investment Trust

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Libor Rates:

1M US L - 1 Month LIBOR as of January 31, 2021 was 0.12%

3M US L - 3 Month LIBOR as of January 31, 2021 was 0.20%

30D US SOFR - 30 Day US SOFR as of January 31, 2021 was 0.07%

Axonic Strategic Income Fund

NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

January 31, 2021

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including

FASB Accounting Standard Update (“ASU”) 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent administrator of the Fund, pursuant to the administration agreement, under which the administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of January 31, 2021:

Axonic Strategic Income Fund

Investments in Securities at Value (a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$7,450,134	$–	$–	$7,450,134
Preferred Stocks	42,280	–	–	42,280
Asset-Backed Securities	–	146,575,127	–	146,575,127
Bank Loans	–	23,895,563	–	23,895,563
Commercial Mortgage-Backed Securities	–	296,951,529	–	296,951,529
Corporate Bonds	–	42,040,937	–	42,040,937
Residential Mortgage-Backed Securities	–	248,971,169	–	248,971,169
Short Term Investments	123,881,397	–	–	123,881,397
Total	$131,373,811	$758,434,325	$–	$889,808,136

(a)	For detailed descriptions of industries, see the accompanying Statement of Investments.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’ investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.